Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 12,797,158	$ 1,753,203	¥ 11,404,116
Current portion of operating lease liabilities	1,945,987	266,599	1,743,156
Non-current operating lease liabilities	11,260,735	$ 1,542,714	10,070,057
Total operating lease liabilities	13,206,722		11,813,213
Finance leases:
Right-of-use assets - finance lease	¥ 63,635		¥ 55,985
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Current portion of finance lease liabilities	¥ 13,498		¥ 25,311
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current	Accrued Liabilities, Current
Non-current finance lease liabilities	¥ 35,145		¥ 22,173
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total finance lease liabilities	¥ 48,643		¥ 47,484